LONG-TERM DEBT	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
LONG-TERM DEBT

NOTE G—DEBT

Long-term debt

Long-term debt consists of the following:

September 30, 2012	December 31, 2011

Subordinated note payable to former member of 3D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less Then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

$783	$1,373

Subordinated note payable to former member of 3D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $15 on January 1, 2013), maturing August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less than 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19% beginning July 1, 2012, until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services, Inc.

783	1,373

Note payable to bank in monthly installments of $27 beginning November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.36% at September 30, 2012 plus 4.75% secured by inventory and substantially all machinery and equipment, maturing July 31, 2013 (see Note E Senior Credit Facility)	722	972
Subordinated note payable to Mr. Martell, payable in monthly installments of $7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013, maturing October 31, 2013, with $250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at July 1, 2012) increasing to 9.5% or 2% plus prime beginning on March 1, 2013, until maturity, secured by a subordinated interest in Substantially all assets owned by the Company	668	1,236
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	71	94
Capital lease obligations	954	977

	3,981	6,025
Less current portion	2,122	1,484

	$1,859	$4,541

Aggregate maturities of long-term debt for the periods subsequent to September 30, 2012, on a calendar year basis are as follows:

Years Ending December 31,	Amount
2012	$274
2013	3,687
2014	20

$3,981

The Company intends to pay off these notes through operating cash flows.

Following is a summary of interest expense for the three- and nine-months ended September 30, 2012 and October 2, 2011:

	Three Months Ended		Nine Months Ended
	September 30, 2012	October 2, 2011	September 30, 2012	October 2, 2011
Interest expense on principal	$181	$228	$532	$738
Amortization of debt issue costs	8	—	24	—

	$189	$228	$556	$738

NOTE H—LONG-TERM DEBT

Long-term debt consists of the following:

	December 31, 2011	December 31, 2010
Note payable to Chairman, payable in monthly installments of $ 7.5 beginning January 1, 2012 (increasing to $12.5 on January 1, 2013 with outstanding balance payable at maturity date of October 31, 2013, with $ 250 of principal payable no later than June 30, 2012, plus interest at the greater of 7.5% or 2% plus the prime rate (3.25% at December 31, 2011) increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity, secured by a subordinated interest in substantially all assets owned by the Company	$1,236	$2,079

Note payable to former members of 3-D Service, Ltd. (BDeWees, Inc.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000

Note payable to former members of 3-D Service, Ltd. (Xgen III, Ltd.), payable in monthly installments of $10 beginning January 1, 2012 (increasing to $ 15 on January 1, 2013), with outstanding principal balance payable at maturity date of August 1, 2013, with additional $250 principal payable no later than June 30, 2012, with interest at the index rate plus six percentage points, but not less then 10.5% per annum, through June 30, 2012, with interest at the index rate plus nine percentage points, but no less than 19%, beginning July 1, 2012 until maturity, secured by a subordinated interest in certain machinery and equipment of Magnetech Industrial Services , Inc.

	1,373	2,000
Note payable to bank in monthly installments of $ 27 November 30, 2011, plus interest currently at Daily Three Month LIBOR (0.56% December 31, 2011) plus 4.75%, secured by inventory and substantially all machinery and equipment (see Note G, Senior Credit Facility)	972	—
Note payable to bank in monthly installments of $ 3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	94	123
Notes paid off in 2011	—	322
Capital lease obligations	977	1,009

	6,025	7,533
Less: current portion	1,484	4,518

	$4,541	$3,015

See Note L, Related Party Transactions.

Capital lease obligations

The Company leases certain equipment under agreements that are classified as capital leases. The following is a summary of assets under capital leases:

	December 31, 2011	December 31, 2010
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(541)	(397)

	$620	$764

Minimum future lease payments required under capital leases as of December 31, 2011 are:

Years Ending December 31,	Amount
2012	$178
2013	1,050

1,228
Less imputed interest	(251)

Present value of net minimum lease payments	$977

Maturities of long term debt

Aggregate maturities of long term debt, including capital leases, subsequent to December 31, 2011 are as follows:

Years Ending December 31,	Amount
2012	$1,484
2013	4,197
2014	344

$6,025

Following is a summary of interest expense for the years ended December 31, 2011 and 2010:

	Years ended December 31
	2011	2010
Interest expense on principal	$966	$773
Amortization of debt issue costs	3	14
Amortization of debt discount—revolving notes payable	—	115

	$969	$902

Warrants associated with debt

The Company has outstanding warrants to purchase common stock. These warrants were issued in connection with certain financing transactions initiated prior to 2006, are all currently exercisable and have standard anti-dilution features. A summary of the Company’s warranty activity in 2010 and 2011 follows:

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2010	310,254	$8.23
Granted	—	—
Exercised	—	—
Forfieted	(2,057)	0.01

Outstanding at December 31, 2010	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28

The following table summarizes information about the outstanding warrants as of December 31, 2011:

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	1.42
$ 8.50	300,118	0.65